Stock-Based Compensation (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 11, 2016
2016 Incentive Plan
Stock-based compensation
Number of shares authorized by shareholders				9.1
Number of shares reserved for grant	5.6
Stock Options
Stock-based compensation
Contractual term	10 years	10 years	10 years
Stock Options | 2016 Incentive Plan
Stock-based compensation
Contractual term	10 years